UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05357

DWS Blue Chip Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 11.5%
Distributors 0.1%
Genuine Parts Co.	4,300	162,024
Diversified Consumer Services 0.3%
Career Education Corp.* (a)	6,200	134,850
Corinthian Colleges, Inc.* (a)	42,100	589,400

		724,250
Hotels Restaurants & Leisure 1.6%
McDonald's Corp.	53,600	3,346,248
Starbucks Corp.*	55,500	1,209,345

		4,555,593
Household Durables 1.2%
Garmin Ltd. (a)	86,600	2,798,046
Leggett & Platt, Inc.	33,900	619,014

		3,417,060
Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	12,500	1,567,625
Priceline.com, Inc.*	4,700	918,145

		2,485,770
Media 3.7%
Comcast Corp. "A"	202,700	3,208,741
DISH Network Corp. "A"	26,300	480,238
Gannett Co., Inc.	53,800	868,870
McGraw-Hill Companies, Inc.	36,700	1,301,015
Time Warner Cable, Inc. (a)	53,491	2,331,673
Time Warner, Inc. (a)	82,533	2,265,531
Walt Disney Co.	4,000	118,200

		10,574,268
Multiline Retail 0.4%
Dillard's, Inc. "A" (a)	12,800	211,968
Macy's, Inc.	64,500	1,027,485

		1,239,453
Specialty Retail 3.2%
Advance Auto Parts, Inc. (a)	22,600	891,570
Barnes & Noble, Inc. (a)	53,400	933,432
Group 1 Automotive, Inc.*	12,500	362,500
Ross Stores, Inc. (a)	53,900	2,475,627
The Gap, Inc.	52,700	1,005,516
TJX Companies, Inc.	87,700	3,333,477

		9,002,122
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.	9,700	256,565
Consumer Staples 10.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	70,400	1,421,376
Food & Staples Retailing 2.2%
Kroger Co.	52,400	1,122,932
Sysco Corp.	30,100	842,499
Wal-Mart Stores, Inc.	76,100	4,066,023

		6,031,454
Food Products 2.5%
Archer-Daniels-Midland Co.	111,800	3,350,646
Bunge Ltd. (a)	6,300	370,377
Campbell Soup Co.	31,200	1,033,032
Fresh Del Monte Produce, Inc.*	16,400	333,412
General Mills, Inc.	4,300	306,633
Hormel Foods Corp.	2,500	96,750
The Hershey Co.	21,600	786,888
Tyson Foods, Inc. "A"	56,800	784,976

		7,062,714
Household Products 2.9%
Colgate-Palmolive Co.	44,100	3,529,323
Kimberly-Clark Corp.	60,600	3,599,034
Procter & Gamble Co.	18,700	1,150,985

		8,279,342
Personal Products 0.9%
Estee Lauder Companies, Inc. "A"	11,500	603,980
Herbalife Ltd.	29,800	1,157,730
Mead Johnson Nutrition Co. "A"	15,500	701,065

		2,462,775
Tobacco 1.5%
Lorillard, Inc.	17,900	1,355,030
Philip Morris International, Inc.	64,600	2,939,946

		4,294,976
Energy 8.4%
Energy Equipment & Services 2.3%
FMC Technologies, Inc.*	6,900	366,873
Helix Energy Solutions Group, Inc.*	23,900	253,579
Helmerich & Payne, Inc.	13,600	568,888
Noble Corp.	80,300	3,237,696
Oceaneering International, Inc.* (a)	8,500	464,950
Oil States International, Inc.*	26,200	965,208
Rowan Companies, Inc.*	33,400	717,432

		6,574,626
Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	11,100	707,958
BP PLC (ADR)	20,200	1,133,624
Chevron Corp.	16,700	1,204,404
Cimarex Energy Co.	41,700	2,052,057
ConocoPhillips	86,400	4,147,200
ExxonMobil Corp.	19,600	1,262,828
Mariner Energy, Inc.*	57,100	825,095
Murphy Oil Corp.	53,100	2,712,348
Newfield Exploration Co.*	27,100	1,326,274
Occidental Petroleum Corp.	10,000	783,400
Peabody Energy Corp.	7,700	324,324
Quicksilver Resources, Inc.* (a)	17,700	235,233
Williams Companies, Inc.	25,900	539,756

		17,254,501
Financials 13.3%
Capital Markets 1.5%
Bank of New York Mellon Corp.	72,400	2,106,116
Franklin Resources, Inc.	9,600	950,688
The Goldman Sachs Group, Inc.	7,300	1,085,656

		4,142,460
Commercial Banks 1.9%
Comerica, Inc.	29,900	1,031,849
Commerce Bancshares, Inc.	2,200	87,076
HSBC Holdings PLC (ADR)	10,900	583,259
Huntington Bancshares, Inc.	77,000	368,830
KeyCorp	36,300	260,634
M&T Bank Corp.	9,200	678,500
Marshall & Ilsley Corp.	134,500	929,395
Regions Financial Corp.	234,200	1,487,170

		5,426,713
Consumer Finance 2.5%
American Express Co.	48,300	1,818,978
Capital One Financial Corp. (a)	79,300	2,922,998
Discover Financial Services	174,600	2,388,528

		7,130,504
Diversified Financial Services 3.5%
Bank of America Corp.	321,500	4,880,370
JPMorgan Chase & Co.	124,200	4,836,348
PHH Corp.* (a)	12,600	219,744

		9,936,462
Insurance 3.5%
ACE Ltd.*	68,400	3,370,068
Aflac, Inc.	5,200	251,836
Allied World Assurance Co. Holdings Ltd.	8,900	398,364
Arch Capital Group Ltd.*	6,400	457,856
Berkshire Hathaway, Inc. "B"*	40,000	3,057,200
Chubb Corp.	9,700	485,000
Cincinnati Financial Corp.	9,900	261,261
Everest Re Group Ltd.	4,000	342,960
Old Republic International Corp.	39,500	418,305
Reinsurance Group of America, Inc.	2,100	102,312
The Travelers Companies, Inc.	17,500	886,725

		10,031,887
Real Estate Investment Trusts 0.3%
Essex Property Trust, Inc. (REIT)	3,400	270,946
Public Storage (REIT)	3,000	237,540
Rayonier, Inc. (REIT)	3,600	150,984
Walter Investment Management Corp. (REIT)	7,037	95,562

		755,032
Real Estate Management & Development 0.1%
The St. Joe Co.* (a)	6,300	163,800
Health Care 13.6%
Biotechnology 1.5%
Gilead Sciences, Inc.*	66,700	3,219,609
Myriad Genetics, Inc.*	5,200	122,200
PDL BioPharma, Inc. (a)	117,400	751,360

		4,093,169
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	28,600	1,647,074
Covidien PLC	16,300	824,128
Stryker Corp.	6,100	316,712

		2,787,914
Health Care Providers & Services 5.3%
Aetna, Inc.	98,800	2,961,036
Amedisys, Inc.* (a)	18,500	1,016,575
AmerisourceBergen Corp.	23,400	637,884
Coventry Health Care, Inc.*	57,400	1,313,312
Express Scripts, Inc.*	1,200	100,632
Humana, Inc.*	22,200	1,079,364
McKesson Corp.	56,100	3,299,802
Medco Health Solutions, Inc.*	53,500	3,289,180
UnitedHealth Group, Inc.	30,600	1,009,800
Universal Health Services, Inc. "B"	8,600	250,776

		14,958,361
Pharmaceuticals 5.8%
Abbott Laboratories	46,600	2,467,004
Eli Lilly & Co. (a)	86,900	3,058,880
Johnson & Johnson	79,700	5,009,942
Pfizer, Inc.	260,200	4,855,332
Watson Pharmaceuticals, Inc.* (a)	25,400	974,598

		16,365,756
Industrials 13.3%
Aerospace & Defense 5.0%
Alliant Techsystems, Inc.* (a)	4,900	386,953
Goodrich Corp.	35,300	2,185,423
Honeywell International, Inc.	18,400	710,976
ITT Corp.	11,200	541,072
L-3 Communications Holdings, Inc.	3,500	291,690
Lockheed Martin Corp.	41,800	3,114,936
Northrop Grumman Corp.	58,400	3,305,440
Raytheon Co.	51,900	2,721,117
United Technologies Corp.	13,500	910,980

		14,168,587
Air Freight & Logistics 1.7%
United Parcel Service, Inc. "B"	82,900	4,789,133
Airlines 0.1%
Alaska Air Group, Inc.*	7,400	231,916
Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	54,300	1,076,226
Construction & Engineering 1.3%
EMCOR Group, Inc.*	39,300	945,558
Fluor Corp.	29,000	1,314,860
KBR, Inc.	17,400	325,902
Shaw Group, Inc.*	31,200	1,007,448

		3,593,768
Electrical Equipment 0.1%
GrafTech International Ltd.*	14,300	179,608
Hubbell, Inc. "B"	2,300	99,038

		278,646
Industrial Conglomerates 1.6%
3M Co.	45,200	3,638,148
Tyco International Ltd.*	22,000	779,460

		4,417,608
Machinery 1.5%
Cummins, Inc.	11,600	523,856
Illinois Tool Works, Inc.	18,400	802,056
Ingersoll-Rand PLC	9,600	311,616
Navistar International Corp.* (a)	24,700	913,653
Oshkosh Corp. (a)	36,500	1,316,555
Trinity Industries, Inc. (a)	31,400	491,096

		4,358,832
Professional Services 0.5%
Manpower, Inc.	26,900	1,393,151
Road & Rail 0.8%
Con-way, Inc.	5,100	145,962
Ryder System, Inc.	55,600	2,023,840

		2,169,802
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. "A"	3,200	138,208
W.W. Grainger, Inc.	8,400	833,952

		972,160
Information Technology 18.3%
Communications Equipment 1.2%
Cisco Systems, Inc.*	60,000	1,348,200
Harris Corp.	23,300	1,000,036
InterDigital, Inc.*	5,200	128,908
QUALCOMM, Inc.	23,000	901,370

		3,378,514
Computers & Peripherals 5.7%
Apple, Inc.*	22,800	4,380,336
Dell, Inc.*	52,000	670,800
Hewlett-Packard Co.	24,500	1,153,215
International Business Machines Corp.	50,700	6,205,173
NCR Corp.* (a)	30,700	367,479
QLogic Corp.*	14,100	242,379
Western Digital Corp.*	79,800	3,031,602

		16,050,984
Electronic Equipment, Instruments & Components 3.7%
Amphenol Corp. "A"	7,200	286,848
Arrow Electronics, Inc.*	39,000	1,024,530
Avnet, Inc.*	61,300	1,620,772
Flextronics International Ltd.*	288,500	1,829,090
Ingram Micro, Inc. "A"*	45,300	765,570
Jabil Circuit, Inc.	172,100	2,492,008
Tech Data Corp.*	27,900	1,136,925
Tyco Electronics Ltd.	48,200	1,199,216

		10,354,959
Internet Software & Services 1.1%
Google, Inc. "A"*	6,002	3,177,579
IT Services 2.4%
Accenture PLC "A"	58,400	2,393,816
Broadridge Financial Solutions, Inc.	10,700	232,404
Cognizant Technology Solutions Corp. "A"*	6,700	292,522
Computer Sciences Corp.*	46,000	2,359,800
Global Payments, Inc.	10,800	480,600
SAIC, Inc.*	46,600	854,178

		6,613,320
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	13,100	254,140
Marvell Technology Group Ltd.*	60,400	1,052,772
Texas Instruments, Inc.	35,300	794,250

		2,101,162
Software 3.5%
BMC Software, Inc.*	2,600	100,464
Check Point Software Technologies Ltd.* (a)	18,300	585,234
Microsoft Corp.	284,000	8,003,120
Symantec Corp.*	67,400	1,142,430

		9,831,248
Materials 4.8%
Chemicals 1.7%
Ashland, Inc. (a)	26,700	1,078,947
Cytec Industries, Inc.	5,100	190,281
Eastman Chemical Co.	14,800	836,644
Huntsman Corp.	55,100	671,669
Lubrizol Corp.	23,700	1,746,453
Nalco Holding Co.	6,400	150,912
W.R. Grace & Co.*	9,500	226,860

		4,901,766
Containers & Packaging 0.2%
Bemis Co., Inc.	10,600	297,436
Rock-Tenn Co. "A"	4,400	187,836

		485,272
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.	35,800	2,387,502
Reliance Steel & Aluminum Co. (a)	10,100	411,474
Walter Energy, Inc. (a)	24,300	1,577,556

		4,376,532
Paper & Forest Products 1.3%
International Paper Co.	140,500	3,218,855
MeadWestvaco Corp.	18,400	442,888

		3,661,743
Telecommunication Services 2.9%
Diversified Telecommunication Services
AT&T, Inc.	199,900	5,069,464
Verizon Communications, Inc.	102,600	3,018,492

		8,087,956
Utilities 1.5%
Electric Utilities 0.3%
Edison International	21,600	719,712
Exelon Corp.	4,500	205,290

		925,002
Gas Utilities 0.2%
ONEOK, Inc.	9,900	417,681
Independent Power Producers & Energy Traders 0.6%
AES Corp.*	106,100	1,340,043
Mirant Corp.*	7,600	106,932
NRG Energy, Inc.* (a)	11,133	268,416

		1,715,391
Multi-Utilities 0.4%
Dominion Resources, Inc. (a)	19,700	737,962
NiSource, Inc.	26,300	374,775

		1,112,737

Total Common Stocks (Cost $250,406,006)		276,232,602
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (b) (Cost $1,284,695)	1,285,000	1,284,941
	Shares	Value ($)
Securities Lending Collateral 9.8%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $27,652,378)	27,652,378	27,652,378
Cash Equivalents 1.9%
Central Cash Management Fund, 0.17% (c) (Cost $5,330,212)	5,330,212	5,330,212
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $284,673,291) †	110.3	310,500,133
Other Assets and Liabilities, Net (a)	(10.3)	(29,031,253)

Net Assets	100.0	281,468,880

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $288,184,767.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $22,315,366.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,095,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,779,922.

(a)
All or a portion of these securities were on loan amounting to $25,903,547.  In addition, included in other assets and liabilities, net is a pending sale, amounting to $635,618, that is also on loan. The value of all securities loaned at January 31, 2010 amounted to $26,539,165 which is 9.4% of net assets.

(b)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P E-Mini 500 Index	USD	3/19/2010	105	5,619,600	(266,659)
Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$276,232,602	$—	$—	$276,232,602
Short-Term Investments(e)	32,982,590	1,284,941	—	34,267,531
Total	$309,215,192	$1,284,941	$—	$310,500,133
Liabilities
Derivatives(f)	$(266,659)	$—	$—	$(266,659)
Total	$(266,659)	$—	$—	$(266,659)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (266,659)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010